Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total	$ 1,845,334	$ 4,037,535	$ 3,777,686	$ 8,088,334	$ 15,242,560	$ 17,562,903
Account Fee Income [Member]
Total	1,009,730	1,681,596	2,082,195	3,302,590	6,447,201	8,614,945
Investment Income [Member]
Total	260,403	500,617	560,838	1,274,436	2,092,863	5,844,836
Interest Income [Member]
Total	555,971	1,836,092	1,096,193	3,472,848	6,625,576	2,972,434
Safe Harbor Program Income [Member]
Total	$ 19,230	$ 19,230	$ 38,460	$ 38,460	$ 76,920	$ 130,688